Cash Flow Information	12 Months Ended
Feb. 28, 2018
Supplemental Cash Flow Information [Abstract]
Cash Flow Information
CASH FLOW AND ADDITIONAL INFORMATION

(a)	Certain consolidated statements of cash flow information related to interest and income taxes paid is summarized as follows:

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Interest paid during the year	$39	$48	$75
Income taxes paid during the year	6	10	30
Income tax refunds received during the year	7	19	172

(b)	Additional information
Advertising expense, which includes media, agency and promotional expenses totaling $23 million (February 28, 2017 - $38 million; February 29, 2016 - $102 million) is included in selling, marketing and administration expenses for the fiscal year ended February 28, 2018.
Selling, marketing and administration expenses for the fiscal year ended February 28, 2018 included nil with respect to foreign exchange losses (February 28, 2017 - losses of $4 million; February 29, 2016 - losses of $12 million).